                       Supplement dated September 16, 2002

                                       to

                         PROSPECTUSES dated May 1, 2002

This Supplement is intended to be distributed with prospectuses dated May 1, 2002 for certain variable annuity contracts that were issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2002 ("Product Prospectuses"). The variable annuity contracts involved bear the title "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY" or "REVOLUTION VALUE VARIABLE ANNUITY." This Supplement contains amendments to the Product Prospectuses and is accompanied with the applicable Series Fund's prospectus, as supplemented. ("Series Fund" is defined in the applicable Product Prospectus.)

Additional Variable Investment Options

Contracts issued before May 1, 2001

     If your contract was issued before May 1, 2001, your contract currently enables you to invest in four additional variable investment options:

--------------------------------------------------------------------------------
Variable Investment Option               Managed By
--------------------------               ----------
     V.A. Sovereign Investors.........   John Hancock Advisers, LLC
     AIM V.I. Growth..................   A I M Advisors, Inc.
     Templeton Foreign Securities*....   Templeton Investment Counsel, Inc.
     Templeton Developing Markets
       Securities.....................   Templeton Asset Management, Ltd.
--------------------------------------------------------------------------------

  * Templeton Foreign Securities was formerly "Templeton International Securities."


Contracts issued between May 1, 2001 and April 30, 2002

     If your contract was issued between May 1, 2001 and April 30, 2002, your contract currently enables you to invest in one additional variable investment option:


--------------------------------------------------------------------------------
Variable Investment Option               Managed By
--------------------------               ----------
     AIM V.I. Growth..................   A I M Advisors, Inc.
--------------------------------------------------------------------------------



PROD SUP-2A (9/02)

Series Funds

     If you select any of the additional variable investment options listed in this Supplement that are available to you, we will invest your money in the corresponding fund of the John Hancock Declaration Trust, the AIM Variable Insurance Funds (Series I Class) or the Franklin Templeton Variable Insurance Products Trust (Class 2). In the prospectus, the term "Series Funds" includes Franklin Templeton Variable Insurance Products Trust, and the term funds includes the investment options of a Series Fund corresponding to the additional variable investment options shown on the first page of this Supplement.

We may modify or delete any of these additional variable investment options in the future.

 Annual Fund Expenses and Notes to Annual Fund Expenses

     The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:


                                                                                          Total Fund      Total Fund
                                         Investment  Distribution and  Other Operating     Operating       Operating
                                         Management       Service       Expenses With    Expenses With  Expenses Absent
Fund Name                                    Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                ----------  ----------------  ---------------   -------------  ---------------

John Hancock Declaration Trust
  (Note 1):
V.A. Sovereign Investors................   0.60%            N/A            0.10%             0.70%          0.70%

AIM Variable Insurance Funds - Series
   I Class:
AIM V.I. Growth.........................   0.62%            N/A            0.26%             0.88%          0.88%

Franklin Templeton Variable Insurance
   Products Trust - Class 2 Shares
   (Note 2):
Templeton Foreign Securities*...........   0.69%          0.25%            0.22%             1.15%          1.16%
Templeton Developing Markets
   Securities...........................   1.25%          0.25%            0.32%             1.82%          1.82%


Notes to Annual Fund Expenses

 (1) Percentages shown for the above John Hancock Declaration Trust fund reflect the investment management fees currently payable and other fund expenses allocated in 2001. John Hancock Advisers, LLC has agreed to limit temporarily other expenses of each such fund to 0.25% of the fund's average daily assets, at least until April 30, 2003.

 (2) The Franklin Templeton Variable Insurance Products Trust funds' class 2 distribution plan or "rule 12b-1 plan" is described in the funds' prospectus. For the Templeton Foreign Securities Fund, the "Total Fund Operating Expenses with Reimbursement" reflects a management fee reduction of 0.01%. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

  * Templeton Foreign Securities was formerly "Templeton International Securities."

 Examples

     The following tables supplement the examples contained in the prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets. Actual expense may be greater or less than those shown.

REVOLUTION ACCESS - Supplemental Examples

     Example I If you "surrender" (turn in) your All Rider Contract at the end of the applicable time period, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $34     $104      $177     $368
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $32     $ 99      $168     $352
------------------------------------------------------------------------------
Templeton Foreign Securities               $37     $112      $190     $392
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $44     $131      $221     $449
------------------------------------------------------------------------------

     Example II If you begin receiving payments under one of the annuity payment options of an All Rider Contract at the end of the applicable time period, or if you do not surrender your All Rider Contract, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $34     $104      $177     $368
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $32     $ 99      $168     $352
------------------------------------------------------------------------------
Templeton Foreign Securities               $37     $112      $190     $392
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $44     $131      $221     $449
------------------------------------------------------------------------------

     Example III If you "surrender" (turn in) your No Rider Contract at the end of the applicable time period, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $22     $69       $118     $253
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $21     $63       $109     $235
------------------------------------------------------------------------------
Templeton Foreign Securities               $25     $77       $132     $281
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $32     $97       $164     $345
------------------------------------------------------------------------------

     Example IV If you begin receiving payments under one of the annuity payment options of a No Rider Contract at the end of the applicable time period, or if you do not surrender your No Rider Contract, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $22     $69       $118     $253
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $21     $63       $109     $235
------------------------------------------------------------------------------
Templeton Foreign Securities               $25     $77       $132     $281
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $32     $97       $164     $345
------------------------------------------------------------------------------

REVOLUTION EXTRA - Supplemental Examples

     Example I If you "surrender" (turn in) your All Rider Contract at the end of the applicable time period, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $ 99    $173      $240     $386
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $ 97    $167      $230     $369
------------------------------------------------------------------------------
Templeton Foreign Securities               $102    $181      $253     $411
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $109    $201      $285     $468
------------------------------------------------------------------------------

     Example II If you begin receiving payments under one of the annuity payment options of an All Rider Contract at the end of the applicable time period, or if you do not surrender your All Rider Contract, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $36     $110      $186     $386
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $34     $104      $177     $369
------------------------------------------------------------------------------
Templeton Foreign Securities               $39     $118      $199     $411
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $46     $138      $231     $468
------------------------------------------------------------------------------

     Example III If you "surrender" (turn in) your No Rider Contract at the end of the applicable time period, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years

------------------------------------------------------------------------------
AIM V.I. Growth                            $86     $134      $173     $262
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $84     $129      $163     $243
------------------------------------------------------------------------------
Templeton Foreign Securities               $89     $143      $188     $290
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $96     $163      $223     $357
------------------------------------------------------------------------------

     Example IV If you begin receiving payments under one of the annuity payment options of a No Rider Contract at the end of the applicable time period, or if you do not surrender your No Rider Contract, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $23     $ 71      $122     $262
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $21     $ 66      $113     $243
------------------------------------------------------------------------------
Templeton Foreign Securities               $26     $ 80      $136     $290
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $33     $100      $170     $357
------------------------------------------------------------------------------

REVOLUTION VALUE - Supplemental Examples

     Example I If you "surrender" (turn in) your All Rider Contract at the end of the applicable time period, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $ 98    $151      $206     $373
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $ 96    $146      $198     $357
------------------------------------------------------------------------------
Templeton Foreign Securities               $100    $159      $219     $397
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $107    $178      $250     $453
------------------------------------------------------------------------------

     Example II If you begin receiving payments under one of the annuity payment options of an All Rider Contract at the end of the applicable time period, or if you do not surrender your All Rider Contract, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $35     $106      $179     $373
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $33     $101      $171     $357
------------------------------------------------------------------------------
Templeton Foreign Securities               $37     $114      $192     $397
------------------------------------------------------------------------------
Templeton Developing Markets               $44     $133      $223     $453
------------------------------------------------------------------------------

     Example III If you "surrender" (turn in) your No Rider Contract at the end of the applicable time period, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $85     $114      $144     $253
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $84     $108      $135     $235
------------------------------------------------------------------------------
Templeton Foreign Securities               $88     $122      $158     $281
------------------------------------------------------------------------------
Templeton Developing Markets               $95     $142      $191     $345
------------------------------------------------------------------------------

     Example IV If you begin receiving payments under one of the annuity payment options of a No Rider Contract at the end of the applicable time period, or if you do not surrender your No Rider Contract, you would pay:

------------------------------------------------------------------------------
                                         1 Year  3 Years   5 Years  10 Years
------------------------------------------------------------------------------
AIM V.I. Growth                            $22     $69       $118     $253
------------------------------------------------------------------------------
V.A. Sovereign Investors                   $21     $63       $109     $235
------------------------------------------------------------------------------
Templeton Foreign Securities               $25     $77       $132     $281
------------------------------------------------------------------------------
Templeton Developing Markets Securities    $32     $97       $164     $345
------------------------------------------------------------------------------

Miscellaneous

     The additional variable investment options shown above are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" in the Basic Information section of the prospectus.)

Condensed Financial Information

     The following two tables contain selected data to supplement the Condensed Financial Information table in the applicable prospectus for REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE variable annuity contracts. Page 6 of this Supplement contains information for variable annuity contracts issued by John Hancock. Page 7 of this Supplement contains information for variable annuity contracts issued by JHVLICO.

Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by John Hancock

     The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account H.


                                                                                                     Period from
                                                                         Year Ended    Year Ended     August 10,
                                                                         December 31,  December 31, to December 31,
                                                                             2001         2000          1999
                                                                         ------------ ------------ ---------------
V.A. Sovereign Investors
 Accumulation share value:
  Beginning of period...............................................         $15.94        $16.19      $15.78
   End of period....................................................         $14.86        $15.94      $16.19
 Number of Accumulation Shares outstanding at end of period.........      2,297,446     1,008,781     146,207
AIM V.I. Growth - Series I Class
 Accumulation share value:
  Beginning of period...............................................          $9.66        $12.30      $10.00
   End of period....................................................          $6.31         $9.66      $12.30
 Number of Accumulation Shares outstanding at end of period.........      6,071,529     3,071,879     125,305
Templeton Foreign Securities - Class 2
 Accumulation share value:
  Beginning of period...............................................         $10.63        $11.02      $10.00
   End of period....................................................          $8.82        $10.63      $11.02
 Number of Accumulation Shares outstanding at end of period.........        768,572       502,345      33,891
Templeton Developing Markets - Class 2
 Accumulation share value:
  Beginning of period...............................................          $7.96        $11.86      $10.00
   End of period....................................................          $7.24         $7.96      $11.86
 Number of Accumulation Shares outstanding at end of period.........        492,063       397,174      33,609

Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by JHVLICO


     The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account JF:



                                                                                                     Period from
                                                                         Year Ended     Year Ended    August 10,
                                                                         December 31,  December 31, to December 31,
                                                                             2001          2000          1999
                                                                         ------------ ------------ ---------------

V.A. Sovereign Investors
 Accumulation share value:
  Beginning of period.................................................       $15.94        $16.19        $15.78
   End of period......................................................       $14.86        $15.94        $16.19
 Number of Accumulation Shares outstanding at end of period...........      597,349       507,785       130,910
AIM V.I. Growth - Series I Class
 Accumulation share value:
  Beginning of period.................................................        $9.66        $12.30        $10.00
   End of period......................................................        $6.31         $9.66        $12.30
 Number of Accumulation Shares outstanding at end of period...........    1,875,966     1,551,758       102,211
Templeton Foreign Securities - Class 2
 Accumulation share value:
  Beginning of period.................................................       $10.63        $11.02        $10.00
   End of period......................................................        $8.82        $10.63        $11.02
 Number of Accumulation Shares outstanding at end of period...........      365,807       304,284        30,062
Templeton Developing Markets - Class 2
 Accumulation share value:
  Beginning of period.................................................        $7.96        $11.86        $10.00
   End of period......................................................        $7.22         $7.96        $11.86
 Number of Accumulation Shares outstanding at end of period...........      172,840       149,334        13,735




This supplement is accompanied with the applicable Series Fund's prospectus, as supplemented, that contains detailed information about the underlying funds for the V.A. Sovereign Investors, AIM V.I. Growth, Templeton Foreign Securities and Templeton Developing Markets Securities investment options. Be sure to read that prospectus (or prospectus supplement) before selecting the corresponding investment option.